CONFIDENTIAL TREATMENT REQUESTED

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

P 5/15/06

RECD S.E.C
MAY 1 7 2005
1080

FORM 13F

Form 13F COVER PAGE

05077051

[redacted] **Report for the Calendar Year or Quarter Ended:** March 31, 2005

Check here if Amendment [ ]; Amendment Number: ____________

This Amendment (Check only one):

[ ] is a restatement.
[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name:	Thomas W. Smith			
Address:	323 Railroad Avenue	Greenwich	CT	06830
	(Street)	(City)	(State)	(Zip)

Form 13F File Number: 028-04481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas W. Smith
Title: Investment Manager
Phone: 203-661-1200

PROCESSED
JAN 1 1 2007
THOMSON
FINANCIAL

Signature, Place, and Date of Signing:

/s/ Thomas W. Smith
[*Signature*]

Greenwich, CT
[*City, State*]

May 16, 2005
[*Date*]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $53,347 (thousands)

List of Other Included Managers:

No.	Form 13F File No.:	Name:
01	028-10290	Scott J. Vassalluzzo

FORM 13F INFORMATION TABLE

CONFIDENTIAL TREATMENT REQUESTED

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
W HOLDINGS COMPANY INC.*	COM	929251106	822	81,670	SH		SOLE		81,670		
W HOLDINGS COMPANY INC.*	COM	929251106	37988	3,772,369	SH		OTHER	01	3,772,369		
LIFE TIME FITNESS, INC.**	COM	53217R207	14537	538,800	SH		OTHER	01	538,800		

*Position A

** Position B